UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2011



[LOGO OF USAA]
   USAA(R)



PORTFOLIO OF INVESTMENTS
3RD QUARTER

USAA REAL RETURN FUND
SEPTEMBER 30, 2011

                                                                      (Form N-Q)

94427-1111                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA REAL RETURN FUND
September 30, 2011 (unaudited)

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES   SECURITY                                                                                (000)
---------------------------------------------------------------------------------------------------------
            U.S. EQUITY SECURITIES (9.5%)

            COMMON STOCKS (9.0%)

            CONSUMER DISCRETIONARY (1.1%)
            -----------------------------
            CABLE & SATELLITE (0.4%)
   38,851   Comcast Corp. "A"                                                                    $    812
                                                                                                 --------
            HOUSEHOLD APPLIANCES (0.2%)
    7,300   Stanley Black & Decker, Inc.                                                              358
                                                                                                 --------
            RESTAURANTS (0.5%)
   12,785   McDonald's Corp.                                                                        1,123
                                                                                                 --------
            Total Consumer Discretionary                                                            2,293
                                                                                                 --------
            CONSUMER STAPLES (1.7%)
            -----------------------
            DRUG RETAIL (0.2%)
   15,337   CVS Caremark Corp.                                                                        515
                                                                                                 --------
            FOOD DISTRIBUTORS (0.3%)
   22,198   Sysco Corp.                                                                               575
                                                                                                 --------
            HOUSEHOLD PRODUCTS (0.3%)
    4,651   Colgate-Palmolive Co.                                                                     412
    3,238   Procter & Gamble Co.                                                                      205
                                                                                                 --------
                                                                                                      617
                                                                                                 --------
            SOFT DRINKS (0.4%)
   12,935   PepsiCo, Inc.                                                                             801
                                                                                                 --------
            TOBACCO (0.5%)
   16,149   Philip Morris International, Inc.                                                       1,007
                                                                                                 --------
            Total Consumer Staples                                                                  3,515
                                                                                                 --------
            ENERGY (1.0%)
            -------------
            INTEGRATED OIL & GAS (0.5%)
   10,872   Chevron Corp.                                                                           1,006
                                                                                                 --------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
    4,000   Schlumberger Ltd.                                                                         239
                                                                                                 --------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    4,735   EQT Corp.                                                                                 253
                                                                                                 --------
            OIL & GAS STORAGE & TRANSPORTATION (0.2%)
   16,518   Spectra Energy Corp.                                                                      405
                                                                                                 --------
            Total Energy                                                                            1,903
                                                                                                 --------
            FINANCIALS (0.8%)
            -----------------
            CONSUMER FINANCE (0.2%)
   10,747   American Express Co.                                                                      482
                                                                                                 --------

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1 |  USAA Real Return Fund

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
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES   SECURITY                                                                                (000)
---------------------------------------------------------------------------------------------------------
            DIVERSIFIED BANKS (0.2%)
   13,306   Wells Fargo & Co.                                                                    $    321
                                                                                                 --------
            LIFE & HEALTH INSURANCE (0.2%)
   13,685   MetLife, Inc.                                                                             383
                                                                                                 --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   12,969   JPMorgan Chase & Co.                                                                      391
                                                                                                 --------
            Total Financials                                                                        1,577
                                                                                                 --------
            HEALTH CARE (1.0%)
            ------------------
            HEALTH CARE DISTRIBUTORS (0.1%)
    1,400   McKesson Corp.                                                                            102
                                                                                                 --------
            HEALTH CARE EQUIPMENT (0.3%)
   16,038   Medtronic, Inc.                                                                           533
                                                                                                 --------
            MANAGED HEALTH CARE (0.0%)
    2,200   UnitedHealth Group, Inc.                                                                  101
                                                                                                 --------
            PHARMACEUTICALS (0.6%)
    2,000   Abbott Laboratories                                                                       102
   16,698   Johnson & Johnson                                                                       1,064
                                                                                                 --------
                                                                                                    1,166
                                                                                                 --------
            Total Health Care                                                                       1,902
                                                                                                 --------
            INDUSTRIALS (0.9%)
            ------------------
            AIR FREIGHT & LOGISTICS (0.4%)
   11,829   United Parcel Service, Inc. "B"                                                           747
                                                                                                 --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
   28,893   Republic Services, Inc. "A"                                                               811
                                                                                                 --------
            INDUSTRIAL CONGLOMERATES (0.1%)
    4,500   3M Co.                                                                                    323
                                                                                                 --------
            Total Industrials                                                                       1,881
                                                                                                 --------
            INFORMATION TECHNOLOGY (1.6%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.1%)
   12,000   Cisco Systems, Inc.                                                                       186
                                                                                                 --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
   16,312   Automatic Data Processing, Inc.                                                           769
                                                                                                 --------
            IT CONSULTING & OTHER SERVICES (0.5%)
    5,969   International Business Machines Corp.                                                   1,045
                                                                                                 --------
            SEMICONDUCTORS (0.1%)
    7,260   Avago Technologies Ltd.                                                                   238
                                                                                                 --------
            SYSTEMS SOFTWARE (0.5%)
   32,363   Oracle Corp.                                                                              930
                                                                                                 --------
            Total Information Technology                                                            3,168
                                                                                                 --------
            MATERIALS (0.5%)
            ----------------
            DIVERSIFIED CHEMICALS (0.2%)
    6,214   PPG Industries, Inc.                                                                      439
                                                                                                 --------
            INDUSTRIAL GASES (0.3%)
    6,554   Praxair, Inc.                                                                             613
                                                                                                 --------
            Total Materials                                                                         1,052
                                                                                                 --------

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                                                   Portfolio of Investments |  2

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
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES   SECURITY                                                                                (000)
---------------------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   13,093   AT&T, Inc.                                                                           $    373
                                                                                                 --------
            UTILITIES (0.2%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
    4,500   Southern Co.                                                                              191
                                                                                                 --------
            MULTI-UTILITIES (0.1%)
   10,000   CenterPoint Energy, Inc.                                                                  196
                                                                                                 --------
            Total Utilities                                                                           387
                                                                                                 --------
            Total Common Stocks (cost: $19,283)                                                    18,051
                                                                                                 --------
            PREFERRED SECURITIES (0.5%)

            FINANCIALS (0.5%)
            -----------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
   40,000   Citigroup Capital XIII, 7.88%, 10/30/2040,
            Trust preferred, cumulative redeemable (cost: $1,063)                                   1,054
                                                                                                 --------
            Total U.S. Equity Securities(cost: $20,346)                                            19,105
                                                                                                 --------
            INTERNATIONAL EQUITY SECURITIES (9.4%)

            COMMON STOCKS (1.5%)

            CONSUMER STAPLES (0.2%)
            -----------------------
            PACKAGED FOODS & MEAT (0.2%)
    3,500   Nestle S.A.                                                                               193
    6,500   Unilever N.V.                                                                             204
                                                                                                 --------
                                                                                                      397
                                                                                                 --------
            Total Consumer Staples                                                                    397
                                                                                                 --------
            ENERGY (0.5%)
            -------------
            INTEGRATED OIL & GAS (0.5%)
   16,768   Royal Dutch Shell plc "A" ADR                                                           1,031
                                                                                                 --------
            HEALTH CARE (0.5%)
            ------------------
            PHARMACEUTICALS (0.5%)
   18,910   Novartis AG ADR                                                                         1,055
                                                                                                 --------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   23,615   Vodafone Group plc ADR                                                                    606
                                                                                                 --------
            Total Common Stocks (cost: $3,255)                                                      3,089
                                                                                                 --------

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3 |  USAA Real Return Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                             MARKET
$(000)/                                                                                             VALUE
SHARES      SECURITY                                                                                (000)
---------------------------------------------------------------------------------------------------------
            PREFERRED SECURITIES (0.7%)

            FINANCIALS (0.7%)
            -----------------
            REINSURANCE (0.7%)
   $1,500   Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(a) (cost:$1,482)                $  1,372
                                                                                                 --------
            EXCHANGE-TRADED FUNDS (7.2%)

            EXCHANGE-TRADED FUNDS (7.2%)
            ----------------------------
  407,150   Vanguard MSCI Emerging Markets ETF                                                     14,613
                                                                                                 --------
            Total International Equity Securities(cost: $23,356)                                   19,074
                                                                                                 --------
            PRECIOUS METALS AND MINERALS SECURITIES (4.6%)

            GOLD (4.3%)

            AFRICAN GOLD COMPANIES (0.4%)
   11,000   AngloGold Ashanti Ltd. ADR                                                                455
   24,500   Gold Fields Ltd. ADR                                                                      375
                                                                                                 --------
                                                                                                      830
                                                                                                 --------
            AUSTRALIAN GOLD COMPANIES (0.2%)
   13,000   Newcrest Mining Ltd.                                                                      429
                                                                                                 --------
            EUROPEAN GOLD COMPANIES (0.3%)
    5,700   Randgold Resources Ltd. ADR                                                               551
                                                                                                 --------
            NORTH AMERICAN GOLD COMPANIES (3.2%)
    7,200   Agnico-Eagle Mines Ltd.                                                                   429
   30,000   Alamos Gold, Inc.                                                                         451
   19,000   Allied Nevada Gold Corp.*                                                                 680
   45,000   AuRico Gold, Inc.*                                                                        423
   11,200   Barrick Gold Corp.                                                                        522
   39,000   Eldorado Gold Corp.                                                                       668
   12,000   Goldcorp, Inc.                                                                            548
   25,000   IAMGOLD Corp.                                                                             494
   29,000   Kinross Gold Corp.                                                                        429
    8,300   Newmont Mining Corp.                                                                      522
   30,000   Osisko Mining Corp.*                                                                      380
    6,900   Royal Gold, Inc.                                                                          442
   39,000   Yamana Gold, Inc.                                                                         533
                                                                                                 --------
                                                                                                    6,521
                                                                                                 --------
            SOUTH AMERICAN GOLD COMPANIES (0.2%)
   10,000   Compania de Minas Buenaventura S.A. ADR                                                   378
                                                                                                 --------
            Total Gold (cost: $8,722)                                                               8,709
                                                                                                 --------

            PLATINUM GROUP METALS (0.3%)
   26,000   Impala Platinum Holdings Ltd. (g) (cost $649)                                             527
                                                                                                 --------
            Total Precious Metals and Minerals Securities (cost: $9,371)                            9,236
                                                                                                 --------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES   SECURITY                                                                                (000)
---------------------------------------------------------------------------------------------------------
            GLOBAL REAL ESTATE EQUITY SECURITIES (2.7%)

            COMMON STOCKS (1.3%)

            REITs - DIVERSIFIED (0.1%)
    3,500   Vornado Realty Trust                                                                 $    261
                                                                                                 --------
            REITs - INDUSTRIAL (0.1%)
   10,700   ProLogis, Inc.                                                                            259
                                                                                                 --------
            REITs - OFFICE (0.1%)
    2,700   Boston Properties, Inc.                                                                   241
                                                                                                 --------
            REITs - RESIDENTIAL (0.2%)
    2,200   AvalonBay Communities, Inc.                                                               251
    4,700   Equity Residential Properties Trust                                                       244
                                                                                                 --------
            Total REITs - Residential                                                                 495
                                                                                                 --------
            REITs - RETAIL (0.3%)
    7,300   Regency Centers Corp.                                                                     258
    2,400   Simon Property Group, Inc.                                                                264
                                                                                                 --------
            Total REITs - Retail                                                                      522
                                                                                                 --------
            REITs - SPECIALIZED (0.5%)
   15,500   Extra Space Storage, Inc.                                                                 289
   19,000   Healthcare Realty Trust, Inc.                                                             320
   28,000   Host Hotels & Resorts, Inc.                                                               306
                                                                                                 --------
            Total REITs - Specialized (cost: $2,862)                                                  915
                                                                                                 --------
                                                                                                    2,693
                                                                                                 --------
            EXCHANGE-TRADED FUNDS (1.4%)

            REITs - DIVERSIFIED (1.4%)
            --------------------------
   88,000   SPDR Dow Jones International Real Estate ETF (cost: $3,441)                             2,820
                                                                                                 --------
            Total Global Real Estate Equity Securities (cost: $6,303)                               5,513
                                                                                                 --------

PRINCIPAL
AMOUNT                                                         COUPON
(000)                                                            RATE          MATURITY
---------------------------------------------------------------------------------------------------------
            BONDS (70.1%)

            CORPORATE OBLIGATIONS (41.2%)

            CONSUMER DISCRETIONARY (1.9%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.5%)
$   1,000   Toyota Motor Credit Corp.                            0.44% (b)   11/15/2012             1,000
                                                                                                 --------
            CABLE & SATELLITE (0.4%)
      914   Atlantic Broadband Finance, LLC (c)                  4.00         3/08/2016               871
                                                                                                 --------
            CASINOS & GAMING (0.5%)
    1,000   Harrah's Operating Co., Inc.                        11.25         6/01/2017             1,011
                                                                                                 --------

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5 |  USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                         COUPON                               VALUE
(000)       SECURITY                                             RATE          MATURITY             (000)
---------------------------------------------------------------------------------------------------------
            RESTAURANTS (0.5%)
$     993   Dunkin Brands Inc. (c)                              4.00%        11/23/2017          $    964
                                                                                                 --------
            Total Consumer Discretionary                                                            3,846
                                                                                                 --------
            CONSUMER STAPLES (2.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.5%)
    1,000   Archer-Daniels-Midland Co.                          0.45 (b)      8/13/2012             1,002
      100   Darling International, Inc. (c)                     5.38         12/16/2016                99
                                                                                                 --------
            Total Agricultural Products                                                             1,101
                                                                                                 --------
            DRUG RETAIL (0.7%)
    1,500   CVS Caremark Corp.                                  6.30          6/01/2037             1,452
                                                                                                 --------
            HOUSEHOLD PRODUCTS (0.5%)
    1,000   Procter & Gamble Co.                                0.33 (b)     11/14/2012             1,002
                                                                                                 --------
            SOFT DRINKS (0.5%)
    1,000   Coca Cola Co.                                       0.34 (b)      5/15/2012             1,001
                                                                                                 --------
            Total Consumer Staples                                                                  4,556
                                                                                                 --------

            ENERGY (5.0%)
            -------------
            COAL & CONSUMABLE FUELS (0.5%)
    1,000   Alpha Natural Resources, Inc.                       6.00          6/01/2019               938
                                                                                                 --------
            OIL & GAS DRILLING (0.5%)
    1,000   Precision Drilling Corp.                            6.63         11/15/2020               980
                                                                                                 --------
            OIL & GAS EQUIPMENT & SERVICES (0.6%)
    1,230   Exterran Holdings, Inc. (a)                         7.25         12/01/2018             1,187
                                                                                                 --------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
      500   Berry Petroleum Co.                                 6.75         11/01/2020               479
    1,000   QEP Resources, Inc.                                 6.80          3/01/2020             1,052
                                                                                                 --------
                                                                                                    1,531
                                                                                                 --------
            OIL & GAS STORAGE & TRANSPORTATION (2.7%)
      500   Copano Energy, LLC                                  7.13          4/01/2021               491
    1,000   Enbridge Energy Partners, LP                        8.05         10/01/2037             1,034
    1,000   Enterprise Products Operating, LP                   7.00          6/01/2067               966
    1,000   Genesis Energy, LP (a)                              7.88         12/15/2018               965
    1,000   Southern Union Co.                                  7.20         11/01/2066               850
    1,310   Targa Resources Partners, LP (a)                    6.88          2/01/2021             1,264
                                                                                                 --------
                                                                                                    5,570
                                                                                                 --------
            Total Energy                                                                           10,206
                                                                                                 --------
            FINANCIALS (19.5%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
    1,000   Bank of New York Mellon                             0.53 (b)      1/31/2014               998
      890   NTC Capital I                                       0.77 (b)      1/15/2027               744
    1,500   State Street Capital Trust IV                       1.35 (b)      6/15/2037             1,034
                                                                                                 --------
                                                                                                    2,776
                                                                                                 --------
            CONSUMER FINANCE (1.9%)
    1,000   Ally Financial, Inc.                                7.50          9/15/2020               909
    1,000   American Express Co.                                6.80          9/01/2066               972
    1,000   American Express Credit Corp.                       1.21 (b)      6/24/2014               991
    1,000   American Honda Finance Corp. (a)                    0.64 (b)     11/07/2012             1,002
                                                                                                 --------
                                                                                                    3,874
                                                                                                 --------
            DIVERSIFIED BANKS (1.2%)
    1,000   Canadian Imperial Bank                              0.46 (b)      5/04/2012             1,001

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                          MARKET
AMOUNT                                                         COUPON                               VALUE
(000)       SECURITY                                             RATE          MATURITY             (000)
---------------------------------------------------------------------------------------------------------
$   1,500   Wells Fargo Capital XIII                            7.70%                 -(d)       $  1,507
                                                                                                 --------
                                                                                                    2,508
                                                                                                 --------
            INVESTMENT BANKING & BROKERAGE (0.5%)
    1,500   Goldman Sachs Capital II                            5.79                  -(d)            938
                                                                                                 --------
            LIFE & HEALTH INSURANCE (2.6%)
    1,000   Great-West Life & Annuity Insurance Co. (a)         7.15          5/16/2046               925
    1,500   Lincoln National Corp.                              7.00          5/17/2066             1,305
    1,000   New York Life Global Funding (a)                    0.51 (b)      4/04/2014             1,001
    1,000   Principal Financial Global Fund, LLC                0.77 (b)      1/10/2031               815
    1,500   StanCorp Financial Group, Inc.                      6.90          6/01/2067             1,300
                                                                                                 --------
                                                                                                    5,346
                                                                                                 --------
            MULTI-LINE INSURANCE (1.8%)
    1,000   Genworth Financial, Inc.                            6.15         11/15/2066               505
    1,500   Glen Meadow (a)                                     6.51          2/12/2067             1,057
    1,000   ILFC E-Capital Trust I (a)                          4.77 (b)     12/21/2065               700
    1,500   Nationwide Mutual Insurance Co. (a)                 5.81         12/15/2024             1,474
                                                                                                 --------
                                                                                                    3,736
                                                                                                 --------
            MULTI-SECTOR HOLDINGS (0.5%)
    1,000   Leucadia National Corp.                             7.13          3/15/2017             1,025
                                                                                                 --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.8%)
    1,000   ABN AMRO North America Holding Co. (a)              6.47                  -(d)            755
    2,000   Bank of America Corp. Capital Trust XV              1.13 (b)      6/01/2056             1,082
    1,000   Countrywide Financial Corp.                         6.25          5/15/2016               883
    1,000   General Electric Capital Corp.                      0.88 (b)      4/07/2014               976
    1,000   General Electric Capital Corp.                      6.38         11/15/2067               943
    1,500   JPMorgan Chase & Co. Capital XXI                    1.21 (b)      2/02/2037             1,078
                                                                                                 --------
                                                                                                    5,717
                                                                                                 --------
            PROPERTY & CASUALTY INSURANCE (2.2%)
    1,000   Allstate Corp.                                      6.13          5/15/2037               902
    1,000   Chubb Corp.                                         6.38          3/29/2067               974
      500   HSB Group, Inc.                                     1.16 (b)      7/15/2027               404
    1,000   Ironshore Holdings, Inc. (a)                        8.50          5/15/2020             1,099
    1,000   Progressive Corp.                                   6.70          6/15/2037               994
                                                                                                 --------
                                                                                                    4,373
                                                                                                 --------
            REGIONAL BANKS (2.8%)
    1,000   BB&T Corp.                                          0.95 (b)      4/28/2014               994
    1,000   CoBank ACB (a)                                      0.95 (b)      6/15/2022               899
    1,000   Fifth Third Capital Trust IV                        6.50          4/15/2037               955
    1,000   First Maryland Capital Trust I                      1.25 (b)      1/15/2027               845
    1,000   Huntington Capital III                              6.65          5/15/2037               935
    1,000   Regions Financial Corp.                             7.75         11/10/2014             1,007
                                                                                                 --------
                                                                                                    5,635
                                                                                                 --------
            REITs - INDUSTRIAL (0.8%)
    1,500   DuPont Fabros Technology, LP                        8.50         12/15/2017             1,560
                                                                                                 --------
            REITs - SPECIALIZED (1.0%)
    1,000   Host Hotels & Resorts, LP (a)                       5.88          6/15/2019               960
    1,000   OMEGA Healthcare Investors, Inc.                    6.75         10/15/2022               959
                                                                                                 --------
                                                                                                    1,919
                                                                                                 --------
            Total Financials                                                                       39,407
                                                                                                 --------
            HEALTH CARE (0.5%)
            ------------------
            PHARMACEUTICALS (0.5%)
    1,000   Mylan, Inc. (a)                                     6.00         11/15/2018               978
                                                                                                 --------

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7 |  USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                         COUPON                               VALUE
(000)       SECURITY                                             RATE          MATURITY             (000)
---------------------------------------------------------------------------------------------------------
            INDUSTRIALS (2.4%)
            ------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
$   1,000   Caterpillar, Inc.                                   0.40%(b)     11/21/2012          $  1,000
    1,000   John Deere Capital Corp.                            0.55 (b)      3/03/2014               996
                                                                                                 --------
                                                                                                    1,996
                                                                                                 --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
    1,000   Clean Harbors, Inc.                                 7.63          8/15/2016             1,048
                                                                                                 --------
            INDUSTRIAL CONGLOMERATES (0.4%)
    1,000   Textron Financial Corp. (a)                         6.00          2/15/2067               765
                                                                                                 --------
            SECURITY & ALARM SERVICES (0.5%)
    1,000   Geo Group, Inc.                                     6.63          2/15/2021               965
                                                                                                 --------
            Total Industrials                                                                       4,774
                                                                                                 --------
            INFORMATION TECHNOLOGY (1.2%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.2%)
      498   CommScope, Inc. (c)                                 5.00          1/14/2018               489
                                                                                                 --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    1,000   SunGard Data Systems, Inc.                          7.38         11/15/2018               935
                                                                                                 --------
            OFFICE ELECTRONICS (0.5%)
    1,000   Xerox Corp.                                         1.11 (b)      5/16/2014               992
                                                                                                 --------
            Total Information Technology                                                            2,416
                                                                                                 --------

            MATERIALS (1.2%)
            ----------------
            CONSTRUCTION MATERIALS (0.5%)
    1,000   Vulcan Materials Co.                                7.50          6/15/2021               934
                                                                                                 --------
            METAL & GLASS CONTAINERS (0.7%)
    1,000   Ball Corp.                                          5.75          5/15/2021               977
      500   Crown Americas Capital Corp. (a)                    6.25          2/01/2021               503
                                                                                                 --------
            Total Metal & Glass Containers                                                          1,480
                                                                                                 --------
            Total Materials                                                                         2,414
                                                                                                 --------
            TELECOMMUNICATION SERVICES (0.9%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    1,000   Frontier Communications Corp.                       7.88          1/15/2027               872
                                                                                                 --------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    1,000   Nextel Communications, Inc.                         7.38          8/01/2015               942
                                                                                                 --------
            Total Telecommunication Services                                                        1,814
                                                                                                 --------
            UTILITIES (6.4%)
            ----------------
            ELECTRIC UTILITIES (2.1%)
    1,000   FPL Group Capital, Inc.                             6.65          6/15/2067               972
    1,000   NV Energy, Inc.                                     6.25         11/15/2020             1,049
    1,000   PPL Capital Funding, Inc.                           6.70          3/30/2067               956
    1,918   Texas Competitive Electric Holdings Co., LLC (c)    4.75         10/10/2017             1,287
                                                                                                 --------
                                                                                                    4,264
                                                                                                 --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.4%)
    1,000   AES Corp. (a)                                       7.38          7/01/2021               950
    2,500   Calpine Construction Finance Co., LP (a)            7.50          2/15/2021             2,425
      995   Calpine Corp. (c)                                   4.50          4/02/2018               940
      500   IPALCO Enterprises, Inc. (a)                        5.00          5/01/2018               459
                                                                                                 --------
                                                                                                    4,774
                                                                                                 --------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                         COUPON                               VALUE
(000)       SECURITY                                             RATE          MATURITY             (000)
---------------------------------------------------------------------------------------------------------
            MULTI-UTILITIES (1.9%)
$   1,000   Dominion Resources, Inc.                            2.67% (b)     9/30/2066          $    902
    1,000   Integrys Energy Group, Inc.                         6.11         12/01/2066               960
    1,000   Puget Sound Energy, Inc.                            6.97          6/01/2067             1,005
    1,000   Wisconsin Energy Corp.                              6.25          5/15/2067             1,000
                                                                                                 --------
                                                                                                    3,867
                                                                                                 --------
            Total Utilities                                                                        12,905
                                                                                                 --------
            Total Corporate Obligations (cost: $87,421)                                            83,316
                                                                                                 --------
            EURODOLLAR AND YANKEE OBLIGATIONS (6.7%)

            CONSUMER STAPLES (0.5%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.5%)
    1,000   Viterra, Inc. (a)                                   5.95          8/01/2020             1,063
                                                                                                 --------
            FINANCIALS (4.4%)
            -----------------
            DIVERSIFIED BANKS (1.5%)
    1,000   Commonwealth Bank of Australia (a)                  1.08 (b)      3/17/2014               995
    1,000   National Australia Bank Ltd. (a)                    1.20 (b)      7/25/2014             1,012
    1,000   Nordea Bank AB (a)                                  1.15 (b)      1/14/2014             1,005
                                                                                                 --------
                                                                                                    3,012
                                                                                                 --------
            DIVERSIFIED CAPITAL MARKETS (0.4%)
    1,000   Deutsche Bank Capital Trust IV                      4.59 (b)      6/29/2049               817
                                                                                                 --------
            MULTI-LINE INSURANCE (1.6%)
    1,653   AXA S.A.                                            2.70 (b)              -(d)            921
    1,564   Oil Insurance Ltd. (a)                              3.35 (b)              -(d)          1,474
    1,000   ZFS Finance USA Trust II (a)                        6.45         12/15/2065               890
                                                                                                 --------
            Total Multi-Line Insurance                                                              3,285
                                                                                                 --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
      800   Santander U.S. Debt S.A. (a)                        2.49          1/18/2013               778
                                                                                                 --------
            SOVEREIGN DEBT (0.5%)
    1,000   Kommunalbanken A/S, (NBGA)(a)                       0.35 (b)     10/21/2013               999
                                                                                                 --------
            Total Financials                                                                        8,891
                                                                                                 --------

            HEALTH CARE (0.4%)
            ------------------

            PHARMACEUTICALS (0.4%)
            ----------------------
    1,000   Valeant Pharmaceuticals International, Inc.(a)      6.75          8/15/2021               871
                                                                                                 --------
            INDUSTRIALS (0.5%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.5%)
    1,000   Hutchison Whampoa Ltd. (a)                          6.00                  -(d)            963
                                                                                                 --------
            MATERIALS (0.9%)
            ----------------
            DIVERSIFIED METALS & MINING (0.4%)
    1,000   Calcipar S.A. (a)                                   6.88%         5/01/2018               870
                                                                                                 --------

================================================================================

9 |  USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                         COUPON                               VALUE
(000)       SECURITY                                             RATE          MATURITY             (000)
---------------------------------------------------------------------------------------------------------
            STEEL (0.5%)
$   1,000   FMG Resources (August 2006) Proprietary Ltd.        7.00         11/01/2015          $    935
                                                                                                 --------
            Total Materials                                                                         1,805
                                                                                                 --------
            Total Eurodollar and Yankee Obligations
                 (cost: $14,306)                                                                   13,593
                                                                                                 --------
            ASSET-BACKED SECURITIES (2.5%)

            FINANCIALS (2.5%)
            -----------------
            ASSET-BACKED FINANCING (2.5%)
    1,000   Arran Residential Mortgages Funding plc             1.79 (b)     11/19/2047               996
    1,000   General Electric Capital Corp.                      0.77         10/21/2013             1,003
    1,000   Holmes Master Issuer plc (a)                        1.65 (b)     10/15/2054             1,000
    1,000   MMAF Equipment Finance, LLC (a)                     0.90          4/15/2014             1,000
    1,000   Westlake Automobile Receivables Trust (a)           1.08          7/15/2013               999
                                                                                                 --------
            Total Financials                                                                        4,998
                                                                                                 --------
            Total Asset-Backed Securities (cost: $5,000)                                            4,998
                                                                                                 --------
            COMMERCIAL MORTGAGE SECURITIES (4.4%)

            FINANCIALS (4.4%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (4.4%)
    2,000   Bear Stearns Commercial Mortgage Securities,Inc.    4.99          9/11/2042             1,718
    1,000   Citigroup Commercial Mortgage Trust                 5.40          7/15/2044               800
    1,000   Commercial Mortgage Pass-Through Certificates       5.21          6/10/2044               871
    1,000   GE Capital Commercial Mortgage Corp.                5.33          3/10/2044               816
    1,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               5.04         10/15/2042               880
    1,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                               5.57          4/15/2043               739
    1,000   Merrill Lynch Mortgage Trust                        5.14          7/12/2038               903
      500   Merrill Lynch Mortgage Trust                        5.67          5/12/2039               421
    1,000   Morgan Stanley Capital I, Inc.                      5.07          8/13/2042               800
    1,000   Wachovia Bank Commercial Mortgage Trust             5.36         12/15/2044               888
                                                                                                 --------
            Total Financials                                                                        8,836
                                                                                                 --------
            Total Commercial Mortgage Securities (cost: $9,166)                                     8,836
                                                                                                 --------
            U.S. TREASURY SECURITIES (11.4%)

            INFLATION-INDEXED NOTES (11.4%)
    1,068   1.25%, 4/15/2014                                                                        1,119
    8,288   1.25%, 7/15/2020                                                                        9,157
    3,340   2.00%, 4/15/2012                                                                        3,372
    6,314   2.50%, 1/15/2029                                                                        8,114
    1,090   2.63%, 7/15/2017                                                                        1,285
                                                                                                 --------
            Total Inflation-Indexed Notes (cost: $21,716)                                          23,047
                                                                                                 --------
            Total U.S. Treasury Securities (cost: $21,716)                                         23,047
                                                                                                 --------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                         COUPON                               VALUE
(000)       SECURITY                                             RATE          MATURITY             (000)
---------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (1.7%)

            ELECTRIC UTILITIES (0.7%)
$   1,000   Delaware State EDA                                  2.30%        7/01/2028(e)        $  1,007
      500   West Virginia EDA                                   2.00         1/01/2041(e)             505
                                                                                                 --------
            Total Electric Utilities (cost: $1,500)                                                 1,512
                                                                                                 --------
            ENVIRONMENTAL & FACILITIES SERVICES (1.0%)
    1,000   Illinois State Finance Auth.                        1.13         4/01/2013(e)           1,000
      500   Kentucky Economic Dev. Finance Auth.                1.05         4/01/2031(e)             500
      500   Pennsylvania Economic Dev. Financing Auth.          1.25         4/01/2019(e)             500
                                                                                                 --------
            Total Environmental & Facilities Services
                 (cost: $2,000)                                                                     2,000
                                                                                                 --------
            Total Municipal Bonds (cost: $3,500)                                                    3,512
                                                                                                 --------
            EXCHANGE-TRADED FUNDS (2.2%)
   54,671   iShares iBoxx High Yield Corporate Bond Fund
                 (cost: $5,000)                                                                     4,523
                                                                                                 --------
            Total Bonds (cost: $146,109)                                                          141,825
                                                                                                 --------


NUMBER OF
SHARES
---------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (3.7%)

            MONEY MARKET FUNDS (3.7%)
7,483,949   State Street Institutional Liquid Reserve Fund, 0.09% (f)(cost: $7,484)                 7,484
                                                                                                 --------

            TOTAL INVESTMENTS (COST: $212,969)                                                   $202,237
                                                                                                 ========

================================================================================

11 |  USAA Real Return Fund

================================================================================

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------
                                              (LEVEL 1)
                                            QUOTED PRICES      (LEVEL 2)
                                              IN ACTIVE          OTHER           (LEVEL 3)
                                               MARKETS        SIGNIFICANT       SIGNIFICANT
                                            FOR IDENTICAL     OBSERVABLE       UNOBSERVABLE
ASSETS                                          ASSETS           INPUTS           INPUTS                 TOTAL
--------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                            $      18,051     $        --      $         --      $      18,051
   Preferred Securities                                --           1,054                --              1,054
International Equity Securities:
   Common Stocks                                    3,089              --                --              3,089
   Preferred Securities                                --           1,372                --              1,372
   Exchange-Traded Funds                           14,613              --                --             14,613
Precious Metals And Minerals Securities:
   Gold                                             8,709              --                --              8,709
   Platinum Group Metals                               --             527                --                527
Global Real Estate Equity Securities:
   Common Stocks                                    2,693              --                --              2,693
   Exchange-Traded Funds                            2,820              --                --              2,820
Bonds:
   Corporate Obligations                               --          83,316                --             83,316
   Eurodollar And Yankee Obligations                   --          13,593                --             13,593
   Asset-Backed Securities                             --           4,998                --              4,998
   Commercial Mortgage Securities                      --           8,836                --              8,836
   U.S. Treasury Securities                        23,047              --                --             23,047
   Municipal Bonds                                     --           3,512                --              3,512
   Exchange-Traded Funds:                           4,523                                                4,523
Money Market Instruments:
   Money Market Funds                               7,484              --                --              7,484
--------------------------------------------------------------------------------------------------------------
TOTAL                                       $      85,029     $   117,208       $        --      $     202,237
--------------------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through September 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event than a diversified fund.

The Fund has two classes of shares: Real Return Fund Shares and Real Return Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

13 |  USAA Real Return Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5, and certain common stocks equity securities traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. NEW ACCOUNTING PRONOUNCEMENTS --
-----------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

================================================================================

15 |  USAA Real Return Fund

================================================================================

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. As of September 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2011, were $2,849,000 and $13,581,000, respectively, resulting in net unrealized depreciation of $10,732,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $202,196,000 at September 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 21.1% of net assets at September 30, 2011

H. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
EDA      Economic Development Authority
iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT     Real estate investment trust
SPDR Exchange-traded funds, managed by State Street Global Advisors, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement with the government of Norway.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2011.

================================================================================

17 |  USAA Real Return Fund

================================================================================

(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(f) Rate represents the money market fund annualized seven-day yield at September 30, 2011.
(g) Security was fair valued at September 30, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
*   Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  18



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended SEPTEMBER 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/28/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     11/28/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/28/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.